Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Mr. Chunfeng Tao [Member]
Parties to the related party transactions
Relationship	Majority stockholder	Majority stockholder
Mr. Jicun Wang [Member]
Parties to the related party transactions
Relationship	Principal stockholder	Principal stockholder
Mr. Peijun Chen [Member]
Parties to the related party transactions
Relationship	Principal stockholder	Principal stockholder
Ms. Sumei Chen [Member]
Parties to the related party transactions
Relationship	Member of the Company's Board of Supervisors and spouse of Mr. Wang	Member of the Company's Board of Supervisors and spouse of Mr. Wang
Ms. Yushui Huang [Member]
Parties to the related party transactions
Relationship	Vice President of Administration, Ningbo Keyuan	Vice President of Administration, Ningbo Keyuan
Mr. Weifeng Xue [Member]
Parties to the related party transactions
Relationship	Vice President of Accounting, Ningbo Keyuan through August 2011	Former Vice President of Accounting, Ningbo Keyuan through August 2011
Mr. Hengfeng Shou [Member]
Parties to the related party transactions
Relationship	Vice President of Sales, Ningbo Keyuan Petrochemical	Former Vice President of Sales, Ningbo Keyuan Petrochemical through November 2011 General Manager/President
Mr. Shifa Wang [Member]
Parties to the related party transactions
Relationship		Vice President Guangxi Project
Mr. Ming Liang Liu [Member]
Parties to the related party transactions
Relationship		Vice President Production
Mr. Shegeng Ding [Member]
Parties to the related party transactions
Relationship		Vice President Equipment
Mr. Fan Zhang [Member]
Parties to the related party transactions
Relationship		CFO
Ningbo Kewei Investment Co., Ltd. (Ningbo Kewei) [Member]
Parties to the related party transactions
Relationship	A company controlled by Mr. Tao through September 2011	A company controlled by Mr. Tao through September 2011
Ningbo Pacific Ocean Shipping Co., Ltd (Ningbo Pacific) [Member]
Parties to the related party transactions
Relationship	100% ownership by Mr. Wang	100% ownership by Mr. Wang
Ningbo Hengfa Metal Product Co., Ltd (Ningbo Hengfa, former name "Ningbo Tenglong") [Member]
Parties to the related party transactions
Relationship	100% ownership by Mr. Chen	100% ownership by Mr. Chen
Shandong Tengda Stainless Steel Co., Ltd (Shandong Tengda) [Member]
Parties to the related party transactions
Relationship	100% ownership by Mr. Chen	100% ownership by Mr. Chen
Ningbo Xinhe Logistic Co., Ltd (Ningbo Xinhe) [Member]
Parties to the related party transactions
Relationship	10% ownership by Ms. Huang	10% ownership by Ms. Huang
Ningbo Kunde Petrochemical Co, Ltd. (Ningbo Kunde) [Member]
Parties to the related party transactions
Relationship	Mr. Tao's mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011, and included in transactions with certain other parties beginning October 1, 2011.	Mr. Tao's mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011
Ningbo Jiangdong Jihe Construction Materials Store (Jiangdong Jihe) [Member]
Parties to the related party transactions
Relationship	Controlled by Mr. Xue's Brother-in-law	Controlled by Mr. Xue's Brother-in-law
Ningbo Wanze Chemical Co., Ltd (Ningbo Wanze) [Member]
Parties to the related party transactions
Relationship	Mr. Tao's sister-in-law is the legal representative	Mr. Tao's sister-in-law is the legal representative
Ningbo Zhenhai Jinchi Petroleum Chemical Co., Ltd (Zhenhai Jinchi) [Member]
Parties to the related party transactions
Relationship	Controlled by Mr. Shou	Controlled by Mr. Shou